Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Effective Interest Rates of Notes	For the years ended December 31, 2020, 2021 and 2022, the effective interest rates of the Notes were as follows:

	For the years ended December 31,
	2020	2021	2022
	%	%	%
The 2023 Notes	7.04%	7.04%	4.41%
The 2025 Notes	6.01%	6.01%	2.48%
The 2026 Notes	6.94%	6.94%	4.53%
The PAG Notes	N/A	N/A	12.27%

Schedule of Carrying Amount of Notes

The carrying amount of the Notes as of December 31, 2021 and 2022 were as follows:

	As of December 31, 2021	As of December 31, 2022
	RMB	RMB	US$
Liability component:
Principal	13,402,897	17,985,817	2,607,698
Less: unamortized debt discount	750,725	112,091	16,251
Net carrying amount	12,652,172	17,873,726	2,591,447
Equity component:
Carrying amount	1,793,011	360,025	52,199

Schedule of Amounts of Interest Cost Recognized

For the years ended December 31, 2020, 2021 and 2022, the amounts of interest cost recognized were as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Contractual interest expense	364,922	556,382	404,120	58,592
Amortization of the discount and issuance costs	434,317	559,332	65,475	9,493
Total	799,239	1,115,714	469,595	68,085